AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2018
AUDITORS' REMUNERATION (Tables) [Line Items]
Disclosure of fees payable to auditors [text block]	During the year the auditors earned the following fees:

	2018 £m	2017 £m	2016 £m
Fees payable for the audit of the Bank’s current year annual report	3.8	3.5	3.0
Fees payable for other services:
Audit of the Bank’s subsidiaries pursuant to legislation	10.2	9.9	10.6
Other services supplied pursuant to legislation	1.5	2.3	2.6
Other services – audit-related fees	–	–	0.1
Taxation compliance services	–	–	0.2
All other services	0.1	1.4	0.2
Total fees payable to the Bank’s auditors	15.6	17.1	16.7

Entities Outside of Lloyds [member]
AUDITORS' REMUNERATION (Tables) [Line Items]
Disclosure of fees payable to auditors [text block]	During the year the auditors also earned fees payable by entities outside the consolidated Lloyds Bank Group in respect of the following:

	2018 £m	2017 £m	2016 £m
Audits of the Group pension schemes	0.1	0.1	0.3
Audits of unconsolidated Open Ended Investment Companies managed by the Group	0.1	0.3	0.4
Reviews of the financial position of corporate and other borrowers	0.4	0.2	–
Acquisition due diligence and other work performed in respect of potential venture capital investments	–	0.1	1.0